CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2021		81,554,683
Beginning balance at Dec. 31, 2021	$ 8,066,827	$ 6,640	$ 6,733,910	$ 1,134	$ (90,937)	$ 1,416,080
Comprehensive income (net of tax):
Net income	505,304					505,304
Currency translation adjustment	(89,530)				(89,530)
Remeasurement of retirement benefit obligations	12,657				12,657
Gain on cash flow hedge	(3,728)				(3,728)
Total comprehensive income	424,703
Exercise of share options (in shares)		348,286
Exercise of share options	35,828	$ 21	35,807
Issue of restricted share units / performance share units (in shares)		241,116
Issue of restricted share units / performance share units	16	$ 16
Share based compensation expense	70,606		70,606
Share issuance costs	(17)		(17)
Share repurchase program, number of shares repurchased (in shares)		(420,530)
Repurchase of ordinary shares	(99,983)	$ (28)		28		(99,983)
Share repurchase costs	(17)
Ending balance (in shares) at Dec. 31, 2022		81,723,555
Ending balance at Dec. 31, 2022	8,497,963	$ 6,649	6,840,306	1,162	(171,538)	1,821,384
Comprehensive income (net of tax):
Net income	612,335					612,335
Currency translation adjustment	26,221				26,221
Remeasurement of retirement benefit obligations	244				244
Gain on cash flow hedge	1,567				1,567
Total comprehensive income	640,367
Exercise of share options (in shares)		535,705
Exercise of share options	50,958	$ 35	50,923
Issue of restricted share units / performance share units (in shares)		235,826
Issue of restricted share units / performance share units	15	$ 15
Share based compensation expense	51,456		51,456
Share issuance costs	$ (16)		(16)
Ending balance (in shares) at Dec. 31, 2023	82,495,086	82,495,086
Ending balance at Dec. 31, 2023	$ 9,240,743	$ 6,699	6,942,669	1,162	(143,506)	2,433,719
Comprehensive income (net of tax):
Net income	791,474					791,474
Currency translation adjustment	(84,927)				(84,927)
Remeasurement of retirement benefit obligations	(6,077)				(6,077)
Gain on cash flow hedge	4,581				4,581
Total comprehensive income	705,051
Exercise of share options (in shares)		311,040
Exercise of share options	36,178	$ 20	36,158
Issue of restricted share units / performance share units (in shares)		130,433
Issue of restricted share units / performance share units	9	$ 9
Share based compensation expense	41,426		41,426
Share issuance costs	(22)		(22)
Share repurchase program, number of shares repurchased (in shares)		(2,179,699)
Repurchase of ordinary shares	(499,998)	$ (142)		142		(499,998)
Share repurchase costs	$ (388)
Ending balance (in shares) at Dec. 31, 2024	80,756,860	80,756,860
Ending balance at Dec. 31, 2024	$ 9,522,999	$ 6,586	$ 7,020,231	$ 1,304	$ (229,929)	$ 2,724,807